Stock Awards and Stock-based Compensation (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Schedule of stock options activity

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of June 30, 2022	1,932,773	$1.28	1.90	$787,384
Options granted	9,389	0.64
Options exercised	(4,666)	0.96
Options canceled and forfeited	—	—
Balance as of September 30, 2022	1,937,496	1.28	0.93	12,136
Options vested and exercisable as of September 30, 2022	1,937,496	$1.28	0.93	$12,136

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of June 30, 2022	1,932,773	$1.28	1.90	$787,384
Options granted	9,389	0.64
Options exercised	(4,666)	0.96
Options canceled and forfeited	—	—
Balance as of September 30, 2022	1,937,496	1.28	0.93	12,136
Options vested and exercisable as of September 30, 2022	1,937,496	$1.28	0.93	$12,136

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2022	1,975,010	$1.28	2.42	$5,365,737
Options granted	27,507	0.65
Options exercised	(65,021)	1.34
Options canceled and forfeited	—	—
Balance as of September 30, 2022	1,937,496	1.28	0.93	12,136
Options vested and exercisable as of September 30, 2022	1,937,496	$1.28	0.93	$12,136

The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining
	Options	Exercise Price	Contractual	Aggregate
	Outstanding	Per Share	Life (years)	Intrinsic Value
Balance as of January 1, 2020	53,555	$0.93	2.26	$33,866
Options granted	1,719,364	1.26
Options exercised	—	—
Options canceled and forfeited	(38,890)	1.32
Balance as of December 31, 2020	1,734,029	1.26	3.21	527,450
Options granted	261,736	1.51
Options exercised	—	—
Options canceled and forfeited	(20,755)	0.77
Balance as of December 31, 2021	1,975,010	1.28	2.42	5,365,737
Options vested and exercisable as of December 31, 2021	1,975,010	$1.28	2.42	$5,365,737

Schedule of stock options valuation assumptions

	Three months ended	Nine months ended
	September 30, 2022	September 30, 2022
Fair value of Class A Shares of Common Stock	$1.28—1.51	$1.28—4.58
Exercise price	$0.63—0.64	$0.63—0.75
Risk free interest rate	3.03—3.88%	1.25—3.88%
Expected dividend yield	0.00%	0.00%
Expected volatility	53.16—88.71%	52.80—88.71%
Expected term	3 Years	3 Years

The following assumptions were used to calculate the fair value of options granted during the year ended December 31, 2021:

Fair value of Class A Shares of Common Stock	$1.56-5.20
Exercise price	$0.75-4.00
Risk free interest rate	0.20-0.95%
Expected dividend yield	0%
Expected volatility	52.86-58.91%
Expected term	1-3 Years

Schedule of stock-based compensation expense

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Cost of services	$10,122	$40,126	$13,516	$120,378
Research and development	96,113	123,334	206,413	370,002
Selling, general, and administrative	744,566	729,438	1,378,304	1,232,556
Total stock-based compensation expense	$850,801	$892,898	$1,598,233	$1,722,936

	For the years ended December 31,
	2021	2020
Cost of services provided	$160,504	$126,675
Research and development expense	493,336	1,071,984
Selling, general, and administrative	2,126,799	1,318,896
Total stock-based compensation expense	$2,780,639	$2,517,555